Average Annual Total Returns - ProShares UltraShort FTSE Europe	None OneYear	None FiveYears	None TenYears	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions TenYears	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares TenYears	FTSE Developed Europe All Cap Index OneYear		FTSE Developed Europe All Cap Index FiveYears		FTSE Developed Europe All Cap Index TenYears
Total	(36.34%)	(16.29%)	(22.98%)	(36.58%)	(16.37%)	(23.01%)	(21.49%)	(11.25%)	(11.53%)	24.58%	[1],[2]	0.48%	[1],[2]	5.34%	[1],[2]

[1]	Index performance from the Fund's inception date through April 22, 2013 reflects the performance of the MSCI Europe Index. Index performance from April 23, 2013 through August 31, 2016 reflects the performance of the FTSE Developed Europe Index. Index performance from September 1, 2016 through December 31, 2017 reflects the performance of the FTSE Developed Europe All Cap Index.
[2]	Reflects no deduction for fees, expenses or taxes. Returns are gross returns that do not reflect the reduction of any withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index.